EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE
26.	EARNINGS (LOSS) PER SHARE
26.1	Basic

The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average number of common shares issued during the period, excluding the common shares acquired by the Company and held as treasury shares.

	December 31,	December 31,	December 31,
	2022	2021	2020
Resulted of the year attributable to controlling shareholders	23,381,617	8,626,386	(10,724,828)
Weighted average number of shares in the year – in thousands	1,361,264	1,361,264	1,361,264
Weighted average treasury shares – in thousands	(31,043)	(12,042)	(12,042)
Weighted average number of outstanding shares – in thousands	1,330,221	1,349,222	1,349,222
Basic earnings (loss) per common share – R$	17.57724	6.39360	(7.94890)

26.2	Diluted

The diluted earnings (loss) per share is measured by adjusting the weighted average of outstanding common shares, assuming the conversion of all common shares with dilutive effects.

	December 31,	December 31,	December 31,
	2022	2021	2020
Resulted of the year attributed to controlling shareholders	23,381,617	8,626,386	(10,724,828)
Weighted average number of shares during the year (except treasury shares) – in thousands	1,330,221	1,349,222	1,349,222
Average number of potential shares (stock options) - in thousands	317	327
Weighted average number of shares (diluted) – in thousands	1,330,538	1,349,549	1,349,222
Diluted earnings (loss) per common share – R$	17.57305	6.39205	(7.94890)